INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Valuation allowance at the beginning of the period	$ 768	$ 813	$ 861
Valuation allowance at the end of the period	745	768	813
Net decrease	23	45	48
Foreign currency movements	7	(30)	1
(Decrease) increase to deferred tax assets with an offsetting (decrease) increase to valuation allowances	(16)	4	(27)
Change in valuation allowance per rate reconciliation	14	19	22
Components of change in valuation allowance affecting tax expense
Pre-tax income and pre-tax losses in jurisdictions with valuation allowances resulting in no tax expense or benefit	13	(3)	2
Releases of valuation allowances in various jurisdictions	24	27	20
Establishments of valuation allowances in various jurisdictions	(23)	(5)
Change in valuation allowance per rate reconciliation	$ 14	$ 19	$ 22